UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22247

SGM Funds

(Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Address of principal executive offices)(Zip code)

Steven G. Mandis

1165 Park Avenue

#12B

New York, NY 10128

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 831-9990

Date of fiscal year end: December 31

Date of reporting period: December 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

SGM HARD ASSET FUND

DECEMBER 31, 2009

SGM HARD ASSET FUND

SHAREHOLDER LETTER

December 31, 2009 (UNAUDITED)

To the Investors of SGM Hard Asset Fund:

The Fund’s objective is long-term capital growth.  We focus on hard asset issuers which have strong balance sheets and share our social, environmental and corporate governance principles. We use a disciplined, fundamental value investment approach, utilizing independent and extensive bottom-up company research to purchase securities at a discount to our estimation of their intrinsic value or net liquidation value in order to have, in our view, a margin of safety. We analyze companies’ performance over many business and economic cycles to determine if their balance sheets have, in our view, a margin of safety in periods of financial uncertainty. Once we purchase the securities of hard asset issuers at an attractive valuation, we are patient and also take into consideration minimizing and deferring shareholder taxes and the impact of compounding returns. We try to keep shareholder expenses low relative to similar funds, with low management fees and “no-loads.” We use our common sense and simple, consistent strategies. We always put our investors’ interests first; we believe that if we serve our investors well, our own success will follow.

We focus on hard assets because of the long-term trend toward inflation which should benefit hard assets and because we believe it is easier to understand and analyze tangible book value and intrinsic value.

We believe there will be unintended inflationary consequences of the actions and policies of governments which should benefit the Fund over the long-term; however we do not think anyone can accurately predict when the economy will move out of what Graham and Dodd called “troublesome periods of deflation” and move toward “the long-term trend [of] inflation.”  Deflation is such a terrible dynamic for equities because it threatens the very survival of equity, the right to an earnings stream after subtracting liabilities from assets. When the survival of this right is questioned, investors have to heavily discount the prospect of future cash flows.  We do believe hard assets globally should increase in price with inflation over time and hard asset sectors with the tightest supply and greatest demand should perform the best.

We are not market timers.  We focus on fundamental value, price, social responsibility, balance sheet and using common sense.  We believe that if you buy the securities of socially responsible hard asset issuers with high-quality assets and strong balance sheets at good prices, you should have long-term capital growth.

SGM HARD ASSET FUND

SHAREHOLDER LETTER (CONTINUED)

December 31, 2009 (UNAUDITED)

We do our analysis and stick to our view and investment philosophy.  We spend our time thinking about the next five-to-ten-year time-frame, potential outcomes for normalized earnings, cash flows and returns on equity.  We think about ESG/SRI issues.  We try to block out the “noise” from what we would consider are “speculators,” “event-driven investors,” “technical analysts” and brokerage houses.

We concentrate our investments in fewer than 25 hard asset companies and monitor them closely.  Compared to most other funds, the Fund is very concentrated which can add volatility on top of the typical volatility of hard asset issuers.  We do not try to “manage” volatility.  We accept it will be a result of our approach.  However, we believe that volatility is not the same as risk.  We are willing to accept that hard asset issuers can have cyclical and volatile earnings and valuations.  We are not willing to take the risk of paying more than our estimation of intrinsic value or net liquidation value or invest in an issuer whose balance sheet does not have, in our view, a margin of safety in periods of financial uncertainty.

For most of the year, based on the information available to us, the stock prices of the companies that we like were not trading at an attractive valuation. However, we generated the majority of the Fund’s returns by selling and holding equity puts at strike prices which when combined with the premiums we collected, would make the assigned stock price valuations attractive.  We did selectively increase or decrease strike prices to reflect our research and collected premiums. With volatility so high, we believed when we purchase equity put options we are being well compensated for our “standing buy orders.”

In December, after corporate earnings were announced and we were able to examine and analyze publicly filed documents, we purchased stocks in the companies that we liked at what we believed were attractive valuations.

We believe we are unique in our approach on focusing on investing in hard asset issuers with strong balance sheets and combining socially responsible investing with fundamental value investing.  I can assure you that we always put our investors’ interests first; we believe that if we serve our investors well, our own success will follow.

Sincerely,

Steven Mandis

Founder, CEO and CIO

SGM Fund Management LLC

The comments above are as of the date at the top of the page and are subject to change. Opinions of the Chief Investment Officer are intended as such, and not as statements of fact requiring attestation.  It is possible that some securities or sectors or countries mentioned in the comments may no longer be in the composition of the Fund subsequent to the publication and distribution of this writing and that the Fund may have made significant new purchases.

Principal Risks

You can lose money by investing in the Fund. Any investment in the Fund should be part of an overall investment program and is not a complete program. The Fund is subject to risks associated with concentrating its investments in hard assets and the hard assets sector, including real estate, precious metals and natural resources, and can be significantly affected by events relating to these industries, including international political and economic developments, inflation, and other factors. Since the Adviser will also consider social, environmental and corporate governance investing principles, it may choose to sell, or not to purchase, investments that are otherwise consistent with the Fund's investment objective and this may negatively impact the relative financial performance of the Fund.

The Fund’s portfolio securities may experience substantial price fluctuations as a result of these factors, and may move independently of the trends of financial markets and hard assets. The Fund’s investments in foreign securities involve risks related to adverse political and economic developments unique to a country or a region, currency fluctuations or controls, and the possibility of arbitrary action by foreign governments, including the takeover of property without adequate compensation or imposition of prohibitive taxation.  The Fund is also subject to inflation risk, market risk, limited history of operations risk, temporary defensive positions risk and non-diversification risk.  Please see the prospectus for information on these and other risk considerations.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE MONEY

This does not constitute an offer to sell or a solicitation of an offer to buy shares of SGM Funds in any jurisdiction in which such offer, solicitation, purchase or sale would be unlawful under the securities laws of such jurisdiction. Investors should consider investment objectives, risks, and charges and expenses carefully before investing, which are detailed in our prospectus which also contains other information about SGM Funds. Please read our prospectus carefully before investing. An investor can obtain a copy of the prospectus by downloading it from www.sgmfunds.com or by calling 877-743-7820. SGM Funds are not FDIC insured or bank guaranteed, and may lose value.

**The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until February 28, 2010 to ensure that Total Annual Operating Expenses (excluding taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, Acquired Fund Fees and Expenses or extraordinary expenses such as litigation) do not exceed 1.00%.  Acquired Fund Fees and Expenses are the indirect costs of investing in other funds (e.g. money market funds, ETFs, etc.) and are not included in the 1.00% and are estimated to be 0.08% annually (the Fund is new and these expenses are estimated).  The Fund charges a 2% redemption fee for shares held less than 60 days which is not reflected in Net Annual Fund Operating Expenses.

Copyright 2009 by SGM Fund Management LLC. All rights reserved.

SGM HARD ASSET FUND

PERFORMANCE ILLUSTRATION

December 31, 2009 (UNAUDITED)

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDING DECEMBER 31, 2009

Since Inception
SGM Hard Asset Fund	10.55%*
S&P 500 Index	54.56%*

20,000
15,000
10,000
5,000
-
SGM Hard Asset Fund
S&P 500 Index
$15,456
$11,055
2/27/2009 (Fund Inception)
February-09
April-09
June-09
August-09
October-09
December-09

* This chart assumes an initial investment of $10,000 made on 2/27/2009 (commencement of operations).  Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Performance data current to the most recent month-end may be obtained by calling toll-free (877) 743-7820.  Throughout the period shown, the investment adviser has voluntarily waived and reimbursed certain expenses of the Fund. Without such waivers and reimbursements returns would be lower.

SGM HARD ASSET FUND

GRAPHICAL ILLUSTRATION

December 31, 2009 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

SGM HARD ASSET FUND

SCHEDULE OF INVESTMENTS

December 31, 2009

Shares		Value

COMMON STOCKS - 71.41%

Agricultural Chemicals - 4.18%
177	Potash Corp of Saskatchewan Inc.	$ 19,205

Communications Equipment, NEC - 5.08%
540	American Tower Corp. *	23,333

Crude Petroleum & Natural Gas - 20.10%
896	Petroleo Brasileiro SA Petrobras	42,721
548	Southwestern Energy Co. *	26,414
466	Ultra Petroleum Corp. *	23,235
		92,370
Drilling Oil & Gas Wells - 4.74%
535	Noble Corp.	21,775

Gold & Silver Ores - 22.53%
1,399	Silver Wheaton Corp. *	21,013
395	SPDR Gold Trust *	42,387
3,528	Yamana Gold, Inc.	40,148
		103,548
Metal Mining - 9.65%
278	Freeport McMoran Copper & Gold, Inc. *	22,321
758	Vale S.A.	22,005
		44,326
Petroleum Refining - 5.13%
390	Hess Corp.	23,595

TOTAL FOR COMMON STOCKS (Cost $330,171) - 71.41%		328,152

Real Estate Investment Trusts - 23.94%
324	Boston Properties, Inc.	21,731
2,911	Henderson Land Development Co.	21,687
653	Hutchinson Whampoa Ltd.	22,463

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

SGM HARD ASSET FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

December 31, 2009

Shares		Value

283	Public Storage	23,050
1,421	Sun Hung Kai Properties Ltd.	21,102
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $108,823)		110,033

SHORT-TERM INVESTMENTS - 7.99%
36,714	Fidelity Institutional Money Market Portfolio (Cost $36,714) 0.01%**	36,714
TOTAL SHORT-TERM INVESTMENTS (Cost $36,714)		36,714

TOTAL INVESTMENTS (Cost $475,708) - 103.34%		474,899

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.34)%		(15,342)

NET ASSETS - 100.00%		$ 459,557

** Variable rate security; the money market rate shown represents the yield at December 31, 2009.

The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

          Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

          Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

          These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

          Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 328,152	-	-	$ 328,152
Real Estate Investment Trusts	110,033	-	-	110,033
Short-Term Investments:
Conservative Deposit Account	36,714	-	-	36,714
	$ 474,899	-	-	$ 474,899

The accompanying notes are an integral part of these financial statements.

SGM HARD ASSET FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2009

Assets:
Investments in Securities, at Value (Cost $475,708)	$ 474,899
Receivables:
Due From Advisor	5,258
Dividends and Interest	408
Prepaid Expenses	1,693
Total Assets	482,258
Liabilities:
Accrued Expenses	22,701
Total Liabilities	22,701

Net Assets	$ 459,557

Net Assets Consist of:
Paid In Capital	$ 452,188
Accumulated Undistributed Realized Gain on Investments	8,178
Unrealized Depreciation in Value of Investments	(809)
Net Assets, for 45,882 Shares Outstanding	$ 459,557

Net Asset Value Per Share	$ 10.02

Minimum Redemption Price Per Share ($10.02 * 0.98) Note 4	$ 9.82

The accompanying notes are an integral part of these financial statements.

SGM HARD ASSET FUND

STATEMENT OF OPERATIONS

For the period February 27, 2009 (commencement of operations) through December 31, 2009

Investment Income:
Dividends	$ 406
Interest	5,720
Total Investment Income	6,126

Expenses:
Advisory Fees (Note 3)	3,103
Transfer Agent	9,930
Legal	13,240
Custodian	5,792
Auditing	9,102
Trustee	2,482
Miscellaneous	856
Insurance	1,323
Registration	3,310
Printing & Mailing	827
Total Expenses	49,965
Expense Reimbursement from Advisor (Note 3)	(43,760)
Net Expenses	6,205

Net Investment Loss	(79)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss on Sales of Investments	(11,488)
Net Realized Gain on Option Expirations and Closings	62,996
Net Change in Unrealized Depreciation on Investments	(809)
Realized and Unrealized Gain (Loss) on Investments	50,699

Net Increase in Net Assets Resulting from Operations	$ 50,620

The accompanying notes are an integral part of these financial statements.

SGM HARD ASSET FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended †
12/31/2009
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (79)
Net Realized Loss on Sales of Investments	(11,488)
Net Realized Gain on Option Expirations and Closings	62,996
Net Change in Unrealized Depreciation on Investments	(809)
Net Increase in Net Assets Resulting from Operations	50,620

Distributions to Shareholders:
Net Investment Income	-
Realized Gains	(43,251)
Total Dividends and Distributions Paid to Shareholders	(43,251)

Capital Share Transactions (Note 4)	408,937

Total Increase in Net Assets	459,557

Net Assets:
Beginning of Period	-

End of Period (Including Undistributed Net Investment Loss of $(79).	$ 459,557

† For the period February 27, 2009 (commencement of investment operations) through December 31, 2009.

The accompanying notes are an integral part of these financial statements.

SGM HARD ASSET FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Period Ended
	12/31/2009 †

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	-
Net Gain (Loss) on Securities (Realized and Unrealized)	1.06
Total from Investment Operations	1.06

Distributions:
Net Investment Income	-
Realized Gains	(1.04)
Total from Distributions	(1.04)

Net Asset Value, at End of Period	$ 10.02

Total Return **	10.55%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 460
Ratio of Expenses to Average Net Assets
Before Expense Reimbursement from Advisor	8.07%	***
After Expense Reimbursement from Advisor	1.00%	***
Ratio of Net Investment Income (Loss) to Average Net Assets
Before Expense Reimbursement from Advisor	(7.08)%	***
After Expense Reimbursement from Advisor	(0.01)%	***
Portfolio Turnover	102.90%

† For the period February 27, 2009 (commencement of investment operations) through December 31, 2009.

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** Annualized

The accompanying notes are an integral part of these financial statements.

SGM HARD ASSET FUND

NOTES TO FINANCIAL STATEMENTS

        December 31, 2009

Note 1. Organization

The SGM Hard Asset Fund (the “Fund”) is the sole series of the SGM Funds (the “Trust”), a non-diversified, open-end investment company, registered with the Securities and Exchange Commission.  The Trust was organized on October 14, 2008 under the laws of Ohio by an Agreement and Declaration of Trust and commenced investment operations on February 27, 2009.  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is the only series currently authorized by the Trustees. The investment advisor to the Fund is SGM Fund Management LLC (the “Advisor”).

The Fund’s investment objective is to achieve long-term capital growth.

Note 2. Summary of Significant Accounting Policies

The Financial Accounting Standards Board (FASB) has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles in the United States of America (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become nonauthoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.  GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund has implemented the Codification.

SGM HARD ASSET FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2009

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Security Valuations: The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Trust’s Board of Trustees. The Fund's assets are generally valued at their market value using market quotations.  The Fund may use pricing services to determine market value.  If market prices are not available or, in the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the Fund’s net asset value (“NAV”) is calculated) that materially affects fair value, the Advisor will value the Fund’s assets at their fair value according to policies approved by and under the supervision of the Fund's Board of Trustees.

The Fund may invest in open-end and closed-end investment companies, as well as exchange traded funds (“ETFs”). The Fund’s NAV is calculated based, in part, upon the NAV of the underlying investment companies and ETFs in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Option Writing: When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Foreign currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

Reclassification:  In accordance with the determination and disclosure requirements of investment companies, the Fund has recorded a reclassification in the capital account. As of December 31, 2009, the Fund recorded a permanent book/tax difference of $79 from net investment loss to paid in capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and realized gains/(losses) on a tax basis, which is considered to be more informative to shareholders.

The Company does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Federal Income Taxes:  The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Redemption Fee: The Fund charges a 2% redemption fee for shares held less than 60 days.

Other:  The Fund records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities. Withholding taxes on foreign dividends will be provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Use of Estimates:  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.  Management has evaluated subsequent events through February 25, 2010, the date the financial statements were issued.

expenses during the year. Actual results could differ from these estimates.

Note 3. Investment Management Agreement

The Fund has an investment advisory agreement with the Advisor, under which the Advisor selects the securities and manages the investments for the Fund.  The Fund pays the Advisor a management fee equal to .50% of its average daily net assets.

Under an Administrative Services Agreement between the Advisor and the Fund, the Advisor has agreed to provide certain management support and administrative oversight services to the Fund in exchange for the payment of an annual administration fee equal to 0.50% of the Fund’s average net assets.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until February 28, 2010 to ensure that Total Net Annual Operating Expenses (excluding the taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.00%. Amounts waived and or reimbursed may be recovered by the Advisor within three years if such recoupment can be achieved within the foregoing expense limits.

The Fund also has an investment company services agreement with Mutual Shareholder Services, LLC (“MSS”), whereby MSS will provide accounting services, compliance related services and transfer agent, shareholder servicing agent and dividend disbursing agent services to the Fund.

For the period ended December 31, 2009 the advisor earned fees of $3,103, and reimbursed the Fund $43,760 for expenses incurred.  At December 31, 2009 the Advisor owed the Fund $5,258.

Note 4. Capital Share Transactions

The total paid-in capital was $452,188 as of December 31, 2009.  Transactions in capital for the period ended December 31, 2009 were as follows:

	February 27, 2009 (commencement of operations) through December 31, 2009
	Shares	Amount
Shares sold	107,363	$1,121,945
Shares reinvested	4,295	43,251
Shares redeemed	(65,776)	(713,008)
Net increase	45,882	$452,188

Shareholders will be subject to a redemption fee on redemptions and exchanges equal to 2.00% of the net asset value of the Fund shares redeemed within 60 days after their purchase.  For the period ended December 31, 2009 no redemption fees were collected by the Fund from shareholder transactions.

Note 5. Investment Transactions

For the period ended December 31, 2009, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $886,467 and $450,881, respectively.

Note 6. Tax Matters

As of December 31, 2009, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

Undistributed realized gains

$            8,178

Gross unrealized appreciation on investment securities

$            9,064

Gross unrealized depreciation on investment securities              $         (9,873)

Net unrealized depreciation on investment securities

$            (809)

Cost of investment securities

$        475,708

Note 7. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under section 2 (a) (9) of the Investment Company Act of 1940, as amended.  As of December 31, 2009, the Mandis family owned 100% of the Fund.

Note 8. Options

As of December 31, 2009, the Fund had no outstanding written put options.

Transactions in written put options during the year ended December 31, 2009 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at February 27, 2009 (commencement of operations)	$ -	$ -
Options written	1,657	93,924
Options exercised	-	-
Options expired	(1,278)	(37,868)
Options terminated in closing purchase transaction	(379)	(56,056)
Options outstanding at December 31, 2009	$ -	$ -

SGM HARD ASSET FUND

AUDITOR OPINION

December 31, 2009

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

  of the SGM Hard Asset Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of  the SGM Hard Asset Fund (the “Fund”) as of December 31, 2009 and the related statements of operations, changes in net assets and financial highlights for the period from February 27, 2009 (commencement of operations) through December 31, 2009.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned  as of December 31, 2009, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SGM Hard Asset Fund as of December 31, 2009, the results of its operations, the changes in its net assets and financial highlights for the period from February 27, 2009 (commencement of operations) through December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania

February 25, 2010

SGM HARD ASSET FUND

EXPENSE ILLUSTRATION

December 31, 2009 (UNAUDITED)

Expense Example

As a shareholder of the SGM Hard Asset Fund, you incur ongoing costs which typically consist of: (1) management fees, custody fees, distribution fees, transfer agent fees, and other Fund expenses and (2) potential redemption fees for redemption of shares within 30 days of purchase. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2009 through December 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the 1.00% redemption fee imposed on redemptions within 30 days of purchase.  Therefore, the second line of the table is useful in comparing your ongoing costs only, and will not help you determine the relative total costs of owning different funds.  If the transactional costs were included where applicable, your costs may be higher.

SGM HARD ASSET FUND

EXPENSE ILLUSTRATION (CONTINUED)

December 31, 2009 (UNAUDITED)

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	July 1, 2009	December 31, 2009	July 1, 2009 through December 31, 2009

Actual	$1,000.00	$1,105.48	$5.28
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,020.05	$5.06

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

SGM HARD ASSET FUND

ADDITIONAL INFORMATION

December 31, 2009 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-877-743-7820, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (877)-743-7820 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (877)-743-7820 to request a copy of the SAI or to make shareholder inquiries.

SGM HARD ASSET FUND

DIRECTORS AND OFFICERS

DECEMBER 31, 2009 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address, Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen[1]	Principal Occupation During Past Five Year and Current Directorships
Joseph C. Farina c/o Mutual Shareholder Services, LLC., 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147-4003, Year of Birth: 1949	Trustee	Indefinite/ December 2008- present	1

President, JCF Associates (Business Consultant), July 2003 to present; Operating Partner, Fireman Capital Partners (Private Equity), June 2008 to present; Trustee, College of New Rochelle, January 2003 to present.

Michael P. Beys c/o Mutual Shareholder Services, LLC., 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147-4003, Year of Birth: 1971	Trustee	Indefinite/ December 2008- present	1

Managing Principal, Aristone Capital (Real Estate Finance), April, 2006 to present; Managing Principal, One for the Money (Real Estate Development), April, 2005 to April 2007; Asst. U.S. Attorney, U.S. Dept. of Justice, November 2000 to April 2005.

1The "Fund Complex" consists of the SGM Funds.

SGM HARD ASSET FUND

DIRECTORS AND OFFICERS (CONTINUED)

DECEMBER 31, 2009 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen[3]	Principal Occupation During Past Five Year and Current Directorships
Steven G. Mandis[1,2] c/o Mutual Shareholder Services, LLC., 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147-4003, Year of Birth: 1970	Trustee, President, Treasurer, Chief Compliance Officer	Indefinite/ October 2008- present	1

President and Chief Investment Officer, SGM Fund Management LLC, October 2008 to present; Chief Investment Officer, Halcyon Structured Asset Management L.P., October 2004 to August 2008; Portfolio Manager, Goldman Sachs & Co., April 1992 to October 2004.

Alexandra E. Mandis[2] c/o Mutual Shareholder Services, LLC., 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147-4003, Year of Birth: 1972	Secretary	Indefinite/ December 2008- present	N/A	Homemaker.

1 Steven G. Mandis is considered an "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is an officer of the Trust and President of the Fund's investment adviser.

2 Steven G. Mandis and Alexandra E. Mandis are married.

3The "Fund Complex" consists of the SGM Funds.

Board of Trustees

Joseph C. Farina

Michael P. Beys

Steven G. Mandis

Investment Adviser

SGM Fund Management, LLC

1165 Park Avenue #12B

New York, NY 10128

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

Huntington National Bank

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the SGM Hard Asset Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full board considered a possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services.

                   2009                   2008

(a) Audit Fees :                  $ 11,500                 N/A

(b) Audit Related Fees :    $ 0                          N/A

(c) Tax Fees :                      $ 1,500                   N/A

(d) All Other Fees :            $ 0                          N/A

(e)(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant provided by the independent auditors to the Trust; pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust.

    (2) Percentages of Services Approved by the Audit Committee

2009

2008

Audit-Related Fees:

0.00%

N/A

Tax Fees:

0.00%

N/A

All Other Fees:

0.00%

N/A

(f) During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

2009

 $ 1,500

2008

N/A

(h) Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. N/A

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Disclosure Controls & Procedures.  The principal executive and financial officer has concluded that Registrant’s disclosure controls & procedures are effective based on evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)(1) Filed herewith

    (2) Filed herewith

    (3) n/a

(b) Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SGM Funds

By /s/ Steven G. Mandis

Steven G. Mandis

President and Principal Executive Officer, Treasurer and Principal Financial Officer

Date March  11, 2010

*Print the name and title of each signing officer under his or her signature